Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Quant Solutions Large-Cap Core Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Quant Solutions Large-Cap Core Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Quant Solutions Large-Cap Core Fund - Class - C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Quant Solutions Large-Cap Core Fund - Class - C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Quant Solutions Large-Cap Core Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Air Freight & Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM Quant Solutions Large-Cap Core Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
PGIM Real Estate Income Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Estate Income Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Real Estate Income Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Estate Income Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM Real Estate Income Fund - Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Real Estate Income Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Real Estate Income Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Estate Income Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Real Estate Income Fund - Class A | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Real Estate Income Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Real Estate Income Fund - Class A | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Real Estate Income Fund - Class A | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Estate Income Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Estate Income Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Estate Income Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Real Estate Income Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Estate Income Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM Real Estate Income Fund - Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Real Estate Income Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Real Estate Income Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Estate Income Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Real Estate Income Fund - Class C | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Real Estate Income Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Real Estate Income Fund - Class C | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Real Estate Income Fund - Class C | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Estate Income Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Estate Income Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Estate Income Fund Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Real Estate Income Fund Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Estate Income Fund Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM Real Estate Income Fund Class Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Real Estate Income Fund Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Real Estate Income Fund Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Estate Income Fund Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Real Estate Income Fund Class Z | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Real Estate Income Fund Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Real Estate Income Fund Class Z | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Real Estate Income Fund Class Z | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Estate Income Fund Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Real Estate Income Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Estate Income Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Real Estate Income Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Real Estate Income Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Estate Income Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
PGIM Real Estate Income Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Real Estate Income Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Real Estate Income Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Real Estate Income Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Real Estate Income Fund - Class R6 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Real Estate Income Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Real Estate Income Fund - Class R6 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Real Estate Income Fund - Class R6 | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM Real Estate Income Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Select Real Estate Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
PGIM Select Real Estate Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Select Real Estate Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Select Real Estate Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Select Real Estate Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Select Real Estate Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Select Real Estate Fund - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Select Real Estate Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Select Real Estate Fund - Class A | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Select Real Estate Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
PGIM Select Real Estate Fund Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Select Real Estate Fund Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Select Real Estate Fund Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Select Real Estate Fund Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Select Real Estate Fund Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Select Real Estate Fund Class C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Select Real Estate Fund Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund Class C | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Select Real Estate Fund Class C | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Select Real Estate Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
PGIM Select Real Estate Fund - Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Select Real Estate Fund - Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Select Real Estate Fund - Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Select Real Estate Fund - Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Select Real Estate Fund - Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Select Real Estate Fund - Class Z | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Select Real Estate Fund - Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class Z | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Select Real Estate Fund - Class Z | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Select Real Estate Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
PGIM Select Real Estate Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Select Real Estate Fund - Class R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Select Real Estate Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Select Real Estate Fund - Class R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class R6 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Select Real Estate Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Select Real Estate Fund - Class R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Select Real Estate Fund - Class R6 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Select Real Estate Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Select Real Estate Fund - Class R6 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Select Real Estate Fund - Class R6 | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Select Real Estate Fund - Class R6 | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Select Real Estate Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Absolute Return Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
PGIM Absolute Return Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
PGIM Absolute Return Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
PGIM Absolute Return Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM Absolute Return Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
PGIM Absolute Return Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM Absolute Return Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Absolute Return Bond Fund - Class A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Absolute Return Bond Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Absolute Return Bond Fund - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Absolute Return Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Absolute Return Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Absolute Return Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
PGIM Absolute Return Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
PGIM Absolute Return Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
PGIM Absolute Return Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM Absolute Return Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
PGIM Absolute Return Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM Absolute Return Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Absolute Return Bond Fund - Class C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Absolute Return Bond Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Absolute Return Bond Fund - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Absolute Return Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Absolute Return Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Absolute Return Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
PGIM Absolute Return Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
PGIM Absolute Return Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
PGIM Absolute Return Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM Absolute Return Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
PGIM Absolute Return Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM Absolute Return Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Absolute Return Bond Fund - Class Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Absolute Return Bond Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Absolute Return Bond Fund - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Absolute Return Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Absolute Return Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)
PGIM Absolute Return Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Absolute Return Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
PGIM Absolute Return Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
PGIM Absolute Return Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
PGIM Absolute Return Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM Absolute Return Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
PGIM Absolute Return Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM Absolute Return Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM Absolute Return Bond Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Absolute Return Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Absolute Return Bond Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Absolute Return Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Absolute Return Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.30%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%